Fund Objective:

Seeks to provide shareholders with a high level of current income, consistent with liquidity and preservation of capital. The fund invests all of its assets in the shares of the U.S. Government Securities Money Market Portfolio (the Portfolio), which has the same investment objective. At present, it is the Portfolio's policy to limit its investments to U.S. Treasury bills, notes and bonds, and to repurchase agreements collateralized by such securities.* The fund is managed to maintain a $1.00 share price.**

To reduce the volume of mail shareholders receive and to reduce expenses, only one copy of most Fund reports, such as the Fund's annual and semi-annual reports, may be mailed to a household. Additional reports may be obtained, without charge, by calling Fund Information at 1-800/DIAL BEN (1-800/342-5236).


                                   CHAIRMAN'S MESSAGE
                                                        February 15, 1996

Dear Shareholder:

We are pleased to bring you the semi-annual report of the Franklin Federal Money Fund covering the period ended December 31, 1995.

During the third quarter of 1995, the economy appeared to be growing more quickly than in the previous two quarters. However, growth slowed considerably during the fourth quarter, indicated by sluggish retail, home and auto sales. Inflation also remained subdued. In response, the Federal Reserve Board lowered the federal funds rate twice during the reporting period: to 5.75% from 6.00% in July, and further to 5.50% in December.


*U.S. government securities owned by the Portfolio or held under repurchase agreement, but not shares of the fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest.

**An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

In this economic environment, your fund's performance closely followed interest rates. As of December 31, 1995, its seven-day effective yield, which assumes the compounding of daily dividends, was 5.00%. The fund's seven-day annualized yield was 4.88%.

During the reporting period, we continued to emphasize liquidity and safety by purchasing only the highest-quality securities available to money market portfolios.

Over the past six months, three-month Treasury bill yields declined to 4.91% on December 31, 1995, from 5.35% on June 30, 1995, while the federal funds rate was 5.75% for the majority of the reporting period. In response, we invested more of the portfolio's assets in overnight repurchase agreements. Overnight repurchase agreements represented 88% of the fund's portfolio on December 31, 1995, up 12% from 76% on June 30, 1995.


+Source: Micropal. Three-month Treasury bill represented by 91-day Treasury bill.

An overnight repurchase agreement is made when a bank or broker sells securities to an investor with a temporary cash surplus and agrees to buy them back the following day. Such transactions are settled in immediately-available federal funds. Our concentration in this area served to lower the weighted average maturity of the fund to 6 days, from 31 days six months earlier.

Looking forward, we anticipate slow economic growth, subdued inflation and declining interest rates. Of course, we will continue to manage the fund for high quality and liquidity. We will not invest in leveraged derivatives or other potentially volatile securities that involve undue risk.

As a Franklin Federal Money Fund shareholder, you continue to benefit from convenience, easy access to your money, and a high degree of credit safety. You also enjoy a wide range of services, including free checks, unlimited check-writing for amounts of at least $100, free wiring privileges and a 24-hour automated customer service line.

Furthermore, the Franklin Templeton Group offers a selection of over 115 different mutual funds, each with its own investment objective. If your investment needs change, chances are we offer a fund to match your new goals.

Thank you for your continued support of the Franklin Federal Money Fund, and we look forward to serving you in the years to come.

Sincerely,

Charles B. Johnson
Chairman
Franklin Federal Money Fund


Performance Summary

Franklin Federal Money Fund
December 31, 1995

Seven-day annualized yield         4.88%
Seven-day effective yield          5.00%


++The seven-day effective yield assumes the compounding of daily dividends, and reflects fluctuations in interest rates on portfolio investments, as well as fund expenses. Yields should be viewed in terms of the current, low rate of inflation -- just as high inflation usually results in higher yields, low inflation often results in lower yields. Past performance is not indicative of future results.

Franklin Advisers, Inc., the fund's administrator and the manager of the fund's underlying portfolio, has agreed in advance to waive a portion of its fees, which reduces expenses and increases yield to shareholders. Without these reductions, the fund's yield would have been lower. The fee waiver may be discontinued at any time upon notice to the fund's Board of Directors.



FRANKLIN FEDERAL MONEY FUND

Statement of Investments in Securities and Net Assets, December 31, 1995 (unaudited)


                                                                                                        Value
    Shares                                                                                            (Note 1)
               Mutual Funds  100.8%
 116,912,372   The U.S. Government Securities Money Market Portfolio (Note 1) ..................    $116,912,372
                                                                                                   -------------
              Total Investments (Cost $116,912,372) 100.8% .....................................     116,912,372
              Liabilities in Excess of Other Assets, Net (0.8%) ................................        (924,168)
                                                                                                   -------------
              Net Assets 100.0% ................................................................    $115,988,204
                                                                                                   =============


At December 31, 1995, there was no unrealized appreciation or depreciation for financial statement or income tax purposes.


The accompanying notes are an integral part of these financial statements.



FRANKLIN FEDERAL MONEY FUND

Financial Statements

Statement of Assets and Liabilities
December 31, 1995 (unaudited)

Assets:
 Investments in securities,
  at value and cost                        $116,912,372
 Cash                                             8,674
 Receivables:
  Capital shares sold                           499,508
                                         --------------

      Total assets                          117,420,554
                                          -------------

Liabilities:
 Payables:
  Capital shares repurchased                  1,281,738
  Administration fees                            44,748
  Distributions to shareholders                  40,467
  Shareholder servicing costs                    15,225
 Accrued expenses and other liabilities          50,172
                                         --------------

      Total liabilities                       1,432,350
                                         --------------

Net assets (equivalent to $1.00 per share
 based on 115,988,204 shares of capital
 stock outstanding)                        $115,988,204
                                         ==============



Statement of Operations
for the six months ended December 31, 1995 (unaudited)

Investment income:
 Dividends                                   $3,484,907
Expenses:
 Administration fees (Note 4)     $268,058
 Shareholder servicing costs
  (Note 4)                          91,140
 Reports to shareholders            50,399
 Registration fees                  33,510
 Professional fees                   8,970
 Directors' fees and expenses        5,775
 Other                               4,364
                            --------------


      Total expenses                            462,216
                                         --------------


Net investment income                        $3,022,691
                                         ==============


Statements of Changes in Net Assets
for the six months ended December 31, 1995 (unaudited) and the period ended June 30, 1995

                            Six Months
                              Ended       Period Ended
                         December 31,1995 June 30, 1995

                         ------------   --------------
Increase in net assets:
 Operations:
  Net investment
   income                 $ 3,022,691      $ 4,128,822
                         ------------   --------------
      Net increase
       in net assets
       resulting from
       operations           3,022,691        4,128,822
 Distributions to
  shareholders from
  undistributed net
  investment income:       (3,022,691)      (4,128,822)
 Decrease in net assets
  from capital share
  transactions (Note 2)   (23,297,856)     (29,243,795)
                         ------------   --------------
      Net decrease
        in net assets     (23,297,856)     (29,243,795)
Net assets (there is
 no undistributed net
 investment income
 at beginning or end
 of period)
  Beginning of
   period                 139,286,060      168,529,855
                         ------------   --------------
  End of period          $115,988,204     $139,286,060
                         ============   ==============


The accompanying notes are an integral part of these financial statements.



FRANKLIN FEDERAL MONEY FUND

Notes to Financial Statements (unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Money Fund (the Fund) is a no-load, open-end, diversified management investment company (mutual fund), registered under the Investment Company Act of 1940, as amended.

The Fund invests substantially all of its assets in The U.S. Government Securities Money Market Portfolio (the Portfolio), which is a no-load, open-end, diversified management investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments in Securities and Net Assets, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

On December 13, 1994, the Board of Directors authorized a change in the fiscal year end of the Fund from November 30 to June 30.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuation:

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of December 31, 1995, the Fund owns 35.93% of the Portfolio.

b. Income Tax:

The Fund intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to its shareholders which will be sufficient to relieve it from income and excise taxes.

c. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

d. Investment Income, Expenses and Distributions:

Net investment income includes income, calculated on an accrual basis, and estimated expenses which are accrued daily. The total available for distributions is computed daily and includes the net investment income, plus or minus any gains or losses on security transactions and changes in unrealized portfolio appreciation or depreciation, if any.

Distributions are normally declared for each day the New York Stock Exchange is open for business, equal to the total available for distributions (as defined above), and are payable to shareholders of record as of the close of business the preceding day. Such distributions are automatically reinvested daily in additional shares of the Fund at net asset value.

2. CAPITAL STOCK

At December 31, 1995, there was 5,000,000,000 shares of no par value capital stock authorized. Transactions in the capital stock at $1.00 per share were as follows:

                                                                                  Six Months          Period
                                                                                     Ended             Ended
                                                                               December 31, 1995   June 30, 1995
                                                                                ------------        -----------

Shares sold.................................................................      $ 60,426,087     $  82,049,245
Shares issued in reinvestment of distributions..............................         2,997,512         4,114,636
Shares redeemed.............................................................       (78,425,917)     (121,831,762)
Changes from exercise of exchange privilege:
 Shares sold................................................................        55,853,746       134,273,108
 Shares redeemed............................................................       (64,149,284)     (127,849,022)
                                                                                 ------------       -----------
Net decrease ...............................................................      $(23,297,856)    $ (29,243,795)
                                                                                 ============       ===========

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities for the six months ended December 31, 1995 aggregated $54,215,966 and $77,127,568, respectively.


4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Under the terms of an administration agreement, Franklin Advisers, Inc. (Advisers) provides various administrative, statistical, and other services, and receives fees calculated at the annual rate of 0.455 of 1% for the first $100 million of the Fund's average daily net assets; 0.330 of 1% of its net assets over $100 million up to $250 million; 0.280 of 1% of its net assets in excess of $250 million. The terms of the agreement provide that aggregrate annual expenses of the Fund be limited to the extent necessary to comply with the limitations set forth in the laws, regulations and administrative interpretations of the states in which the Fund's shares are registered. The Fund's expenses did not exceed these limitations.

Under the terms of a shareholder service agreement with Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund pays costs on a per shareholder account basis. Such costs incurred for the six months ended December 31, 1995 aggregated $91,140, of which $90,756 was paid to Investor Services.

Certain officers and directors of the Fund are also officers and/or directors of Advisers, and/or Investor Services, which are both wholly-owned subsidiaries of Franklin Resources, Inc. and the Portfolio.

5. FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods are as follows:

                                                   Six Months         Period
                                                      Ended            Ended          Year Ended November 30,
                                                December 31, 1995June 30, 1995***   1994       1993       1992
                                                 --------------    ------------    -------    -------   --------
Per Share Operating Performance
Net asset value at beginning of period.......         $1.00           $1.00        $1.00      $1.00      $1.00
                                                 --------------    ------------    -------    -------   --------
Net investment income........................          0.024           .029         .031       .022       .029
Distributions from net investment income.....         (0.024)         (.029)       (.031)     (.022)     (.029)
                                                 --------------    ------------    -------    -------   --------
Net asset value at end of period.............         $1.00           $1.00        $1.00      $1.00      $1.00
                                                 ==============    ============    =======    =======   ========

Total Return**...............................          2.46%           2.92%        3.15%      2.22%      2.97%


Ratios/Supplemental Data
Net assets at end of period (in 000's).......       $115,988         $139,286     $168,530   $120,933   $134,931
Ratio of expenses to average net assets++....          0.90%*+          0.87%*+      0.98%+      0.90%      0.85%
Ratio of net income to average net assets....          4.90%*          4.93%*       3.15%      2.20%      2.95%

*Annualized
**Total return measures the change in value of an investment over the periods indicated.  It is not annualized.  It assumes reinvestment of dividends and capital gains, if any, at net asset value.
***The fiscal year 1995 includes only seven months ending on June 30, 1995.
+++For the six months ended December 31, 1995.
++Effective with fiscal year 1994, the expense ratio includes the Fund's share of Portfolio's allocated expenses.
+During the periods indicated,  Advisers, the investment manager of the Portfolio,  agreed in advance to waive a portion of its  management  fees.  Had such action not been taken,  the Fund's ratio of expenses to average net assets would have been as follows:
                                                                              Ratio of
                                                                              Expenses
                                                                             to Average
                                                                             Net Assets++

                          1994............................................       0.99%
                          1995***.........................................       0.88%*
                          1995+++.........................................       0.91%*




THE MONEY MARKET PORTFOLIOS

Statement of Investments in Securities and Net Assets, December 31, 1995 (unaudited)


     Face                                                                                               Value
    Amount        The Money Market Portfolio                                                          (Note 1)
 ---------------------------------------------------------------------------------------------------------------
                a Short Term Investments  86.6%
                  Certificates of Deposit  31.1%
 $ 40,000,000     Australia & New Zealand Banking Group, Ltd., New York Branch, 5.73% - 5.75%,
                   01/19/96 - 02/09/96 ........................................................     $ 40,000,098
   40,000,000     Bank of Nova Scotia, Portland Branch, 5.72% - 5.78%, 01/24/96 - 02/27/96 ....       40,000,438
   60,000,000     Banque Nationale de Paris, New York Branch, 5.73% - 5.80%,
                   01/16/96 - 02/28/96 ........................................................       60,002,171
   20,000,000     Bayerische Landesbank, New York Branch, 5.80%, 01/08/96 .....................       20,000,076
   45,000,000     Bayerische Vereinsbank, New York Branch, 5.73% - 5.78%, 01/11/96 - 02/08/96 .       45,000,000
   30,000,000     Commerzbank AG, New York Branch, 5.78% - 5.80%, 01/10/96 - 01/25/96 .........       30,000,066
   20,000,000     Credit Suisse, New York Branch, 5.73%, 01/09/96 .............................       19,999,956
   20,000,000     Deutsche Bank, New York Branch, 5.76%, 01/26/96 .............................       20,000,137
   25,000,000     Generale Bank, New York Branch, 5.75%, 03/04/96 .............................       25,001,293
   40,000,000     Lloyds Bank Plc., New York Branch, 5.70% - 5.80%, 01/30/96 - 09/11/96 .......       40,001,492
   20,000,000     National Westminster Bank, New York Branch, 5.81%, 01/30/96 - 01/31/96 ......       20,000,000
   40,000,000     Societe Generale, New York Branch, 5.72% - 5.90%, 05/13/96 - 06/07/96 .......       40,000,000
   20,000,000     Svenska Handelsbanken, New York Branch, 5.82%, 02/01/96 .....................       20,000,170
                                                                                                     ------------
                        Total Certificates of Deposit (Cost $420,005,897) .....................      420,005,897
                                                                                                     ------------
                  Commercial Paper  55.5%
   23,000,000     Abbey National North America, 5.45%, 03/14/96 ...............................       22,745,818
   60,000,000     American Express Credit Corp., 5.66% - 5.68%, 01/18/96 - 02/21/96 ...........       59,667,750
   25,000,000     Ameritech Corp., 5.70%, 02/26/96 ............................................       24,778,333
   55,000,000     Associates Corp. of North America, 5.66% - 5.71%, 01/17/96 - 02/20/96 .......       54,722,581
   60,000,000     AT&T Corp., 5.52% - 5.68%, 01/12/96 - 03/11/96 ..............................       59,700,562
   20,000,000     Campbell Soup Co., 5.92%, 02/02/96 ..........................................       19,894,757
   20,000,000     CIESCO L.P., 5.50%, 03/08/96 ................................................       19,795,278
   10,000,000     Commerzbank U.S. Finance, Inc., 5.70%, 01/12/96 .............................        9,982,583
   60,000,000     Den Danske Corp., Inc., 5.64% - 5.67%, 01/23/96 - 02/16/96 ..................       59,673,367
   25,000,000     Generale Bank, Inc., 5.65%, 02/07/96 ........................................       24,854,826
   60,000,000     General Electric Capital Corp., 5.45% - 5.48%, 03/22/96 - 05/02/96 ..........       58,962,777
   25,000,000     Halifax Building Society, 5.65%, 02/05/96 ...................................       24,862,673
   30,000,000     Kingdom of Sweden, 5.70%, 01/16/96 - 01/31/96 ...............................       29,881,250
   40,000,000     National Australian Funding (DE), Inc., 5.65% - 5.67%, 01/22/96 - 02/12/96 ..       39,802,016
   55,000,000     National Rural Utilities Cooperative Finance Corp., 5.63% - 5.66%,
                   02/13/96 - 02/23/96 ........................................................       54,569,881
   20,000,000     PepsiCo, Inc., 5.61%, 01/29/96 ..............................................       19,912,733
   10,000,000     Province of Alberta, 5.69%, 01/25/96 ........................................        9,962,067
   16,000,000     Province of British Columbia, 5.50%, 05/21/96 ...............................       15,655,334
   20,000,000     Royal Bank of Canada, 5.70%, 01/22/96 - 01/29/96 ............................       19,922,417
   20,000,000     Smithkline Beecham Corp., 5.75%, 02/02/96 ...................................       19,897,778
   20,000,000     Societe Generale, N.A. Inc., 5.66%, 02/14/96.................................       19,861,644

                  Commercial Paper (cont.)
 $ 40,000,000     Svenska Handelsbanken, Inc., 5.68% - 5.71%, 01/16/96 - 02/15/96 .............     $ 39,810,415
   20,000,000     Westpac Capital Corp., 5.58%, 03/20/96 ......................................       19,755,100
   20,000,000     Wool International, 5.61%, 04/12/96 .........................................       19,682,100
                                                                                                     ------------
                        Total Commercial Paper (Cost $748,354,040) ............................      748,354,040
                                                                                                     ------------
                        Total Investments before Repurchase Agreements
                         (Cost $1,168,359,937) ................................................    1,168,359,937
                                                                                                     ------------
                b Receivables from Repurchase Agreements  13.1%
   25,000,000     Bear Stearns & Co. Inc., 5.75%, 01/02/96, (Maturity Value $25,015,972)
                   Collateral: U.S. Treasury Notes, 6.50%, 04/30/97 ...........................       25,000,000
   24,985,000     Fuji Securities, Inc., 5.85%, 01/02/96, (Maturity Value $25,016,250)
                   Collateral: U.S. Treasury Notes, 5.125%, 06/30/98...........................       25,000,000
       19,745   c J.P. Morgan Securities, Inc., 4.23%, 01/02/96, (Maturity Value $19,754) .....           19,745
  101,310,000     J.P. Morgan Securities, Inc., 5.80%, 01/02/96, (Maturity Value $101,375,289)
                   Collateral: U.S. Treasury Bills, 10/17/96 ..................................      101,310,000
   25,200,000     SBC Capital Markets, Inc., 5.70%, 01/02/96, (Maturity Value $25,015,833)
                   Collateral: U.S. Treasury Notes, 4.75%, 02/15/97............................       25,000,000
                                                                                                     ------------
                        Total Receivables from Repurchase Agreements (Cost $176,329,745) ......      176,329,745
                                                                                                     ------------
                            Total Investments (Cost $1,344,689,682)  99.7% ....................    1,344,689,682
                            Other Assets and Liabilities, Net  .3% ............................        4,011,515
                                                                                                     ------------
                            Net Assets  100.0% ................................................   $1,348,701,197
                                                                                                     ============



At December 31, 1995,  there was no unrealized  appreciation or depreciation for financial statements or income tax purposes.

PORTFOLIOABBREVIATIONS:
L.P. - Limited Partnership





aCertain short-term securities are traded on a discount basis; the rate shown are the discount rates at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity.
bFace amount for repurchase agreements is for the underlying collateral.
cSee Note 1(f) regarding sweep repurchase agreement.

                             The accompanying notes are an integral part of these financial statements.


THE MONEY MARKET PORTFOLIOS

Statement of Investments in Securities and Net Assets, December 31, 1995 (unaudited)


    Face                                                                                                Value
   Amount       The U.S. Government Securities Money Market Portfolio                                 (Note 1)
 --------------------------------------------------------------------------------------------------------------
               aShort Term Government Securities  100.1%
                Government Securities  12.3%
 $40,000,000    U.S. Treasury Bills, 5.415% - 6.27%, 01/11/96 - 02/01/96 (Cost $39,876,150) ....    $ 39,876,150
                                                                                                     ------------
               bReceivables from Repurchase Agreements  87.8%
  13,510,000    Bank of America Securities, Inc., 5.75%, 01/02/96, (Maturity Value $14,008,944)
                 Collateral: U.S. Treasury Notes, 7.50%, 12/31/96 ..............................      14,000,000
  13,258,000    Barclays de Zoete Wedd Securities, Inc., New York, 5.50%, 01/02/96
                 (Maturity Value $14,008,556)
                 Collateral: U.S. Treasury Notes, 7.125%, 09/30/99 .............................      14,000,000
  50,000,000    Bear Stearns & Co., Inc., 5.80%, 01/02/96, (Maturity Value $50,119,278)
                 Collateral: U.S. Treasury Notes, 5.75%, 09/30/97 ..............................      50,087,000
  19,895,000    Bear Stearns & Co., Inc., 5.80%, 01/02/96, (Maturity Value $19,925,833)
                 Collateral: U.S. Treasury Notes, 5.75%, 10/31/00 ..............................      19,913,000
  13,470,000    Chase Securities, Inc., 5.55%, 01/02/96, (Maturity Value $14,008,633)
                 Collateral: U.S. Treasury Notes, 7.125%, 10/15/98 .............................      14,000,000
  13,570,000    Citicorp Securities, Inc., 5.85%, 01/02/96, (Maturity Value $14,009,100)
                 Collateral: U.S. Treasury Notes, 6.125%, 07/31/00 .............................      14,000,000
  13,155,000    Fuji Securities, Inc., 5.90%, 01/02/96, (Maturity Value $14,009,178)
                 Collateral: U.S. Treasury Notes, 8.125%, 02/15/98 .............................      14,000,000
  13,765,000    Lehman Brothers Securities, Inc., 5.85%, 01/02/96, (Maturity Value $14,009,100)
                 Collateral: U.S. Treasury Notes, 6.25%, 05/31/00 ..............................      14,000,000
  14,055,000    Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.50%, 01/02/96,
                 (Maturity Value $14,008,556)
                 Collateral: U.S. Treasury Notes, 5.625%, 10/31/97 .............................      14,000,000
       7,274   cJ.P. Morgan Securities, Inc., 3.98%, 01/02/96, (Maturity Value $7,277) .........           7,274
  61,725,000    J.P. Morgan Securities, Inc., 5.80%, 01/02/96, (Maturity Value $61,764,778)
                 Collateral: U.S. Treasury Bills, 08/24/95 .....................................      61,725,000
  13,470,000    Morgan Stanley & Co., Inc., 5.87%, 01/02/96, (Maturity Value $14,009,131)
                 Collateral: U.S. Treasury Notes, 7.125%, 10/15/98 .............................      14,000,000
  13,920,000    Nomura Securities International, Inc., 5.85%, 01/02/96, (Maturity Value $14,009,100)
                 Collateral: U.S. Treasury Notes, 6.50%, 04/30/97 ..............................      14,000,000
  13,130,000    Swiss Bank Corp., Inc., 5.85%, 01/02/96, (Maturity Value $14,009,100)
                 Collateral: U.S. Treasury Notes, 7.75%, 11/30/99 ..............................      14,000,000
 $13,965,000    UBS Securities, Inc., 5.80%, 01/02/96, (Maturity Value $14,009,022)
                 Collateral: U.S. Treasury Notes, 7.25%, 11/30/96 ..............................    $ 14,000,000
                                                                                                     ------------
                      Total Receivables from Repurchase Agreements (Cost $285,732,274) .........     285,732,274
                                                                                                     ------------
                          Total Investments (Cost $325,608,424)  100.1% ........................    $325,608,424
                          Liabilities in Excess of Other Assets, Net  (.1)% ....................        (187,636)
                                                                                                     ------------
                          Net Assets  100.0% ...................................................    $325,420,788
                                                                                                     ============


At December 31, 1995,  there was no unrealized  appreciation or depreciation for financial statement or income tax purposes.





aCertain short-term securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity.
bFace amount for repurchase agreements is for the underlying collateral.
cSee Note 1(f) regarding sweep repurchase agreement.

                             The accompanying notes are an integral part of these financial statements.



THE MONEY MARKET PORTFOLIOS

Financial Statements

Statements of Assets and Liabilities
December 31, 1995 (unaudited)

                                                      The U.S.
                                                     Government
                                 The Money        Securities Money
                              Market Portfolio    Market Portfolio
                                -----------         -----------
Assets:
 Investment in
 securities, at value
 and cost                     $1,168,359,937       $ 39,876,150
 Receivables from
 repurchase agree-
 ments, at value
 and cost                        176,329,745        285,732,274
 Receivables:
  Capital shares sold              4,776,914                 --
  Interest                         5,006,429            137,554
  From affiliates                      7,945             28,587
                                 -----------        -----------
      Total assets             1,354,480,970        325,774,565
                                 -----------        -----------
Liabilities:
 Payables:
  Capital shares
 repurchased                       5,607,684            301,833
  Management fees                    158,010             50,774
  Distributions to
 shareholders                          1,139                601
 Accrued expenses
 and other liabilities                12,940                569
                                 -----------        -----------
      Total liabilities            5,779,773            353,777
                                 -----------        -----------
Net assets, at value          $1,348,701,197       $325,420,788
                                 ===========        ===========
Shares outstanding             1,348,701,197        325,420,788
                                 ===========        ===========
Net asset value
 per share                             $1.00              $1.00
                                 ===========        ===========


Statements of Operations
for the six months ended December 31, 1995 (unaudited)

                                    The               The U.S.
                                   Money             Government
                                   Market         Securities Money
                                 Portfolio        Market Portfolio
                                -----------          -----------
Investment income:
 Interest                        $40,338,781        $10,736,757
                                 -----------        -----------
Expenses:
 Management fees
 (Note 5)                          1,028,226            278,704
 Custodian fees                       18,033             14,114
 Reports to shareholders              16,695              4,690
 Professional fees                    13,191              2,356
 Trustee' fees and
 expenses                              5,003              1,145
 Other                                11,711             11,819
 Expenses waived by
 manager (Note 5)                    (64,463)           (27,448)
                                 -----------        -----------
      Total expenses               1,028,396            285,380
                                 -----------        -----------
       Net investment
        income                    39,310,385         10,451,377
                                 -----------        -----------
Net realized loss on
 investments                              --               (328)
                                 -----------        -----------
Net increase in net assets
 resulting from operations       $39,310,385        $10,451,049
                                 ===========        ===========


   The accompanying notes are an integral part of these financial statements.


THE MONEY MARKET PORTFOLIOS

Financial Statements (cont.)

Statements  of Changes in Net Assets for the six months ended  December 31, 1995 (unaudited)
and the year ended June 30, 1995

                                                                                   The U.S. Government Securities
                                                   The Money Market Portfolio          Money Market Portfolio
                                                    ------------------------           -----------------------
                                                   Six Months          Year          Six Months         Year
                                                 ended 12/31/95    ended 6/30/95   ended 12/31/95   ended 6/30/95
                                                   -----------     ------------      -----------     -----------
Increase (decrease) in net assets:
Operations:
 Net investment income .......................    $ 39,310,385     $ 65,941,077     $ 10,451,377    $ 22,234,614
 Net realized gain (loss) from security
  transactions ...............................              --            1,356             (328)            392
                                                   -----------     ------------      -----------     -----------
 Net increase in net assets resulting from
  operations .................................      39,310,385       65,942,433       10,451,049      22,235,006
Distributions to shareholders from undistributed
 net investment income .......................     (39,310,385)     (65,942,433)c    (10,451,049)b   (22,235,006)a
Increase (decrease) in net assets from capital
 share transactions (Notes 2 and 6) ..........      43,126,784    1,086,385,190     (149,233,598)    256,106,321
                                                   -----------     ------------      -----------     -----------
Net increase (decrease) in net assets ........      43,126,784    1,086,385,190     (149,233,598)    256,106,321
Net assets (there is no undistributed net invest-
 ment income at beginning or end of the period):
  Beginning of period.........................   1,305,574,413      219,189,223      474,654,386     218,548,065
                                                   -----------     ------------      -----------     -----------
  End of period...............................  $1,348,701,197   $1,305,574,413     $325,420,788    $474,654,386
                                                   ===========     ============      ===========     ===========





aDistributions were increased by a net realized gain from security transactions of $392.
bDistributions were decreased by a net realized loss from security transactions of $328.
cDistributions were increased by a net realized gain from security transactions of $1,356.

                             The accompanying notes are an integral part of these financial statements.



THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements (unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Money Market) is a no load, open-end management investment company (mutual fund), registered under the Investment Company Act of 1940, as amended. The Money Market has two diversified portfolios (the Portfolios) consisting of The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio. Each of the Portfolios issues a separate series of shares and maintains a totally separate and distinct investment portfolio. The shares of the Money Market are issued in private placements and are thus exempt from registration under the Securities Act of 1933.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuation:

Portfolio securities are valued at amortized cost, which approximates value. Each of the Portfolios must maintain a dollar weighted average maturity of 90 days or less and only purchase instruments having remaining maturities of 397 days or less. If a Portfolio has a remaining weighted average maturity of greater than 90 days, the Portfolio will be stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, within the range of the most recent quoted bid and asked prices. The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00.

b. Income Taxes:

The Portfolios intend to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to shareholders which will be sufficient to relieve the Portfolios from income and excise taxes. Each Portfolio is treated as a separate entity in the determination of compliance with the Internal Revenue Code.

c. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

d. Investment Income, Expenses and Distributions:

Net investment income includes income, calculated on an accrual basis, amortization of original issue and market discount or premium, if any, and estimated expenses which are accrued daily. The total available for distributions is computed daily and includes the net investment income, plus or minus any gains or losses on security transactions and changes in unrealized portfolio appreciation or depreciation, if any.

Distributions are normally declared each day the New York Stock Exchange is open for business, equal to the total available for distributions (as defined above), and are payable to shareholders of record as of the close of business that day. Such distributions are automatically reinvested monthly in additional shares of the Portfolio at net asset value.

e. Expense Allocation:

Common expenses incurred by the Money Market are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.


1. SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Repurchase Agreements:

The Portfolios may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board and/or member banks of the Federal Reserve System. A repurchase agreement is accounted for as a loan by the Portfolio to the seller, collateralized by underlying U.S. government securities, which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 1995, all outstanding repurchase agreements held by the Portfolios had been entered into on December 29, 1995.

The Portfolios may enter into a sweep agreement with their custodian bank. In a sweep, the excess cash in the Portfolios' demand deposit account at the end of the day is invested overnight. The Money Market Portfolio's cash is invested in a AAA rated time deposit of Morgan Guaranty Trust Company's Nassau branch. The U.S. Government Securities Money Market Portfolio's excess cash is invested in a U.S. government-backed repurchase agreement with Morgan Guaranty Trust Company of New York. Funds are returned to the Portfolios' demand deposit accounts as the first transaction of the next business day.

2. TRUST SHARES

At December 31, 1995, there was an unlimited number of $.01 par value shares of beneficial interest authorized. Transactions in the Portfolios' shares at $1.00 per share for the six months ended December 31, 1995 and the year ended June 30, 1995 were as follows:

                                                                                                     The U.S. Government
                                                                                     The Money        Securities Money
                                                                                 Market Portfolio     Market Portfolio
                                                                                   ------------        -------------
Six months ended December 31, 1995
Shares sold.................................................................    $  1,054,612,974       $ 471,576,768
Shares issued in reinvestment of distributions..............................          39,318,379          10,450,858
Shares redeemed.............................................................      (1,050,804,569)       (631,261,224)
                                                                                    ------------       -------------
Net increase (decrease).....................................................      $   43,126,784      $ (149,233,598)
                                                                                    ============       =============
Year ended June 30, 1995
Shares sold.................................................................    $  2,811,245,134    $  2,270,754,653
Shares issued in reinvestment of distributions..............................          65,932,187          22,235,271
Shares redeemed.............................................................      (2,923,489,920)     (2,175,508,395)
Shares issued in connection with assets transfer (Note 6)...................       1,132,697,789         138,624,792
                                                                                    ------------       -------------
Net increase................................................................    $  1,086,385,190     $   256,106,321
                                                                                    ============       =============

3. CAPITAL LOSS CARRYOVERS

At June 30, 1995, for tax purposes, The Money Market Portfolio had an accumulated net realized loss of $3,790. For tax purposes, the aggregate cost of securities are the same for financial statement purposes at June 30, 1995.

4. PURCHASES AND SALES OF SECURITIES

Aggregate purchases and sales/maturities of securities for the six months ended December 31, 1995 were as follows:

                                                                                                     The U.S. Government
                                                                                     The Money        Securities Money
                                                                                 Market Portfolio     Market Portfolio
                                                                                   ------------        -------------
Purchases...................................................................     $29,397,969,723     $33,343,479,654
                                                                                    ============       =============
Sales.......................................................................     $29,358,186,276     $33,493,137,982
                                                                                    ============       =============

5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Under the terms of a management agreement, Franklin Advisers, Inc. (Advisers), provides investment advice, administrative services, office space and facilities to the Portfolios, and receives fees computed monthly based on the average daily net assets of the Portfolios during the month. The Portfolios pay fees equal to an annualized rate of 0.150 of 1% of their average daily net assets. For the six months ended December 31, 1995, Advisers agreed in advance to waive $64,463 and $27,448 of the management fees for The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio, respectively.

Certain officers and trustees of the Portfolios are also officers and/or directors of Advisers and Franklin/Templeton Investor Services, Inc. (Investor Services), which are all wholly-owned subsidiaries of Franklin Resources, Inc., and the Franklin Money Fund, Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund II, Franklin Federal Money Fund, and three funds of the Institutional Fiduciary Trust, which are the Money Market Portfolio, Franklin Cash Reserves Fund and Franklin U.S. Government Securities Money Market Porfolio.

As of December 31, 1995, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                           Percentage of
                                                                                            Shares      Outstanding Shares
                                                                                          ----------       ------------
Franklin Money Fund.............................................................         1,066,716,166         79.09%
Institutional Fiduciary Trust - Money Market Portfolio..........................           258,982,647         19.20%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund.....................            20,752,073          1.54%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund II..........             2,250,311           .17%

As of December  31, 1995,  the shares of The U.S.  Government  Securities  Money
Market Portfolio were owned by the following funds:

                                                                                                           Percentage of
                                                                                            Shares      Outstanding Shares
                                                                                          ----------       ------------
Institutional Fiduciary Trust-Franklin U.S. Government Securities Money Market Portfolio   208,508,416         64.07%
Franklin Federal Money Fund.....................................................           116,912,372         35.93%

6. ASSETS TRANSFER

On August 1, 1994, the Franklin Money Fund and the Franklin Federal Money Fund transferred substantially all of their net assets, respectively, into The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio. The transfers were accompanied by a tax-free exchange of 1,132,697,789 capital shares of The Money Market Portfolio for net assets valued at $1,132,697,789 of the Franklin Money Fund and 138,624,792 capital shares of The U.S. Government Securities Money Market Portfolio for net assets valued at $138,624,792 of the Franklin Federal Money Fund.

7. FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period by Portfolio are as follows:

                      Per Share Operating Performance                             Ratios/Supplemental Data
                     ---------------------------------                           --------------------------
                                                                                                         Ratio of Net
             Net Asset                Distributions                           Net Assets     Ratio of     Investment
  Period     Values at       Net        From Net      Net Asset                at End        Expenses       Income
  Ended      Beginning    Investment   Investment     Values at      Total    of Period     to Average    to Average
  June 30    of Period      Income       Income     End of Period    Return++ (in 000's)    Net Assets+   Net Assets
---------------------------------------------------------------------------------------------------------------------
The Money Market Portfolio
1993*          $1.00       $0.027       $(0.027)        $1.00         2.92%    $ 222,358      0.15%**       3.18%**
1994            1.00        0.033        (0.033)         1.00         3.33       219,189      0.15          3.25
1995            1.00        0.053        (0.053)         1.00         5.46     1,305,574      0.15          5.42
1995***         1.00        0.029        (0.029)         1.00         2.93     1,348,701      0.15**        5.73**

The U.S. Government Securities Money Market Portfolio
1993*           1.00        0.021        (0.021)         1.00         2.27       310,319      0.15**        3.05**
1994            1.00        0.032        (0.032)         1.00         3.25       218,548      0.15          3.20
1995            1.00        0.052        (0.052)         1.00         5.32       474,654      0.15          5.25
1995***         1.00        0.028        (0.028)         1.00         2.87       325,421      0.15**        5.62**

*July 28, 1992 (effective date of registration) to June 30, 1993.
**Annualized
***For the six months ended December 31, 1995.
++Total  return  measures  the  change in value of an  investment  over the  periods  indicated.  It is not  annualized.  It assumes reinvestment of dividends and capital gains, if any, at net asset value.
+During the periods indicated,  Advisers agreed in advance to waive a portion of management fees of the Portfolios.  Had such action not been taken, the ratio of expenses to average net assets would have been as follows:

                                                                         Ratio of Expenses to
                                                                          Average Net Assets
                                                                              -----------
                           The Money Market Portfolio
                           1993*......................................          .17%**
                           1994.......................................          .17
                           1995.......................................          .16
                           1995***....................................          .16**

                           The U.S. Government Securities
                           Money Market Portfolio
                           1993*......................................          .18%**
                           1994.......................................          .17
                           1995.......................................          .16
                           1995***....................................          .17**